Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Incurred advertising costs (in Dollars)	$ 3,683	$ 1,709	$ 986
Foreign currency translation		1
Translation adjustments (in Dollars)	(35,315)	$ 50,810	2,914
Cumulative translation adjustment (in Dollars)	$ (4,303)	$ 614	$ (32)
MOP [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	8.03
MOP [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	8.04	8.04
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1
Maximum [Member] | MOP [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1.03
Maximum [Member] | MOP [Member] | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		8
Maximum [Member] | MOP [Member] | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation			8.06
Maximum [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	7.78	7.8	7.83
Maximum [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1
Maximum [Member] | United States of America, Dollars | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	1
Minimum [Member] | HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation	7.8	7.77
Minimum [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1	1
Minimum [Member] | United States of America, Dollars | Luz's [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation		1
Minimum [Member] | United States of America, Dollars | Epsium [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation			1